LOANS (Schedule of Balance in the Allowance For Loan Losses and Recorded Investment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	$ 0
Allowance for loan losses Purchased Credit-Impaired Loans	0	0
Allowance for Loan Losses, Collectively Evaluated for Impairment	1,783	1,908	1,989	2,004
Allowance for loan losses	1,783	1,908	1,989	2,004
Loan Balances, Individually Evaluated for Impairment	227
Loan Balances, Purchased Credit-Impaired Loans	4,649	0
Loan Balances, Collectively Evaluated for Impairment	295,322	179,085	177,539	182,086
Total	300,198	179,085	177,539	182,086
Real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	0
Allowance for loan losses Purchased Credit-Impaired Loans	0	0
Allowance for Loan Losses, Collectively Evaluated for Impairment	1,623	1,818	1,879	1,824
Allowance for loan losses	1,623	1,818	1,879	1,824
Loan Balances, Individually Evaluated for Impairment	217
Loan Balances, Purchased Credit-Impaired Loans	4,106	0
Loan Balances, Collectively Evaluated for Impairment	244,125	155,629	154,085	161,720
Total	248,448	155,629	154,085	161,720
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	0
Allowance for loan losses Purchased Credit-Impaired Loans	0	0
Allowance for Loan Losses, Collectively Evaluated for Impairment	8	8	8	47
Allowance for loan losses	8	8	8	47
Loan Balances, Individually Evaluated for Impairment	10
Loan Balances, Purchased Credit-Impaired Loans	540	0
Loan Balances, Collectively Evaluated for Impairment	25,641	5,641	5,509	4,895
Total	26,191	5,641	5,509	4,895
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	0
Allowance for loan losses Purchased Credit-Impaired Loans	0	0
Allowance for Loan Losses, Collectively Evaluated for Impairment	28	52	44	133
Allowance for loan losses	28	52	44	133
Loan Balances, Individually Evaluated for Impairment	0
Loan Balances, Purchased Credit-Impaired Loans	3	0
Loan Balances, Collectively Evaluated for Impairment	25,556	17,815	17,945	15,471
Total	25,559	17,815	17,945	15,471
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	0
Allowance for loan losses Purchased Credit-Impaired Loans	0	0
Allowance for Loan Losses, Collectively Evaluated for Impairment	124	30	58
Allowance for loan losses	124	30	58
Loan Balances, Individually Evaluated for Impairment	0
Loan Balances, Purchased Credit-Impaired Loans	0	0
Loan Balances, Collectively Evaluated for Impairment	0
Total	$ 0